Income Taxes (Details Textual) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 27, 2017	Dec. 22, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes (Textual)
Net operating losses			$ 8,485,737		$ 8,485,737		$ 7,789,555
Net operating losses carryovers, expiration date					Dec. 31, 2036		Dec. 31, 2036
Tax provisions reduction, description							The reduction of the corporate income tax rate from the current 33.99% to 29.58% in 2018 and 2019 and 25% from 2020. Additionally, the use of net operating losses which could previously offset 100% of taxable income is now limited to offset only 70% of taxable income.
Effective income tax rate			21.00%	34.00%			34.00%	40.00%
Belgium corporate income tax							33.00%
Crisis tax					0.00%		3.00%
Implying an effective rate					29.58%		33.99%
Income tax provision (benefit) at the U.S. statutory rate							34.00%	34.00%
Corporate taxes			$ 5,038		$ 5,038		$ 1,202,000
Accrued income tax			11,928		11,928
Income Tax Expense (Benefit)			$ (5,510)		(576,224)	$ (13,203)
PRIDCO [Member]
Income Taxes (Textual)
Tax provisions reduction, description	The exemption allows NXPROC to obtain tax credits in the amount of fifty percent (50%) of approved applicable research and development expenses of NXPROC. As of July 23, 2018, the Company has received all government approvals and certifications from PRIDCO and received tax credits in the amount of $732,340, for research and development activity in 2017, which had been posted to Departamento De Hacienda (the Puerto Rican Department of Finance) system and the Company has received $593,195 in net proceeds from the sale of all available tax credits realizing proceeds of 81% of the face value of the tax credits.
NXPROC [Member]
Income Taxes (Textual)
Income Tax Expense (Benefit)					$ 593,195
Maximum [Member]
Income Taxes (Textual)
Belgium corporate income tax							34.00%
Income tax provision (benefit) at the U.S. statutory rate							35.00%
Federal corporate tax rate		35.00%
Minimum [Member]
Income Taxes (Textual)
Belgium corporate income tax							25.00%
Income tax provision (benefit) at the U.S. statutory rate							21.00%
Federal corporate tax rate		21.00%